Bank and Other Borrowings	12 Months Ended
Dec. 31, 2019
Bank And Other Borrowings [Abstract]
Bank and Other Borrowings

9. BANK AND OTHER BORROWINGS

As of December 31, 2019 and 2018, the current portion of bank and other borrowings amounts to $11.2 million and $4.7 million, respectively. As of December 31, 2019, this item is comprised of $7.5 million of the current portion of long-term bank and other borrowings and of $3.7 million of credit line facilities. As of December 31, 2018, this item was comprised of $3.0 million of the current portion of long-term bank and other borrowings and of $1.6 million of credit line facilities. Refer to Note 27 for description of amendments made to certain bank borrowings subsequent to year-end.

Credit line facilities

As of December 31, 2019, the Company had credit line facilities granted of $5.6 million, of which $3.7 million had been used. As of December 31, 2018, the Company had credit line facilities granted of $4.6 million, of which $1.6 million had been used.

The above lines of credit may be drawn upon at variable interest rates in the following range: 0.6% - 7.6%.

The weighted average interest rate on the credit line facilities outstanding as of December 31, 2019, was 1.35%.

Long-term bank and other borrowings

Long-term bank and other borrowings consist of the following (in thousands):

					Interest Nominal Rate
	As of December 31,				As of December 31,
	2019	2018	Maturity	Interest Contractual Rate	2019	2018
UniCredit S.p.A. (Line A Tranche (1)	$3,609	$5,038	January 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line A Tranche (2)	167	228	May 2023	Euribor 3 months + 3.10%	2.80%	2.80%
UniCredit S.p.A. (Line B)	3,229	3,770	November 2023	Euribor 3 months + 2.90%	2.60%	2.60%
UniCredit S.p.A. (Line C)	2,787	—	February 2023	Euribor 3 months + 3.90%	3.53%	—
Intesa Sanpaolo S.p.A. (Line 1)	988	1,572	October 2021	Euribor 3 months + 1.80%	1.88%	1.51%
Intesa Sanpaolo S.p.A. (Line 2)	4,183	—	October 2023	Euribor 3 months + 2.60%	2.60%	—
UBI Banca S.p.A. (Line 1)	332	625	February 2021	1.25%	1.25%	1.25%
UBI Banca S.p.A. (Line 2)	1,499	—	April 2021	Euribor 3 months +1.95%	1.55%	—
Monte dei Paschi di Siena S.p.A.	521	—	April 2022	0.95%	0.95%	—
Banco Popolare di Milano S.p.A. (Line 1)	1,336	—	June 2023	Euribor 3 months + 2.00%	2.00%	—
Banco Popolare di Milano S.p.A. (Line 2)	3,893	—	September 2022	Euribor 3 months + 2.00%	2.00%	—
Simest 1	280	382	December 2022	0.50%	0.50%	0.50%
Simest 2	279	379	December 2022	0.50%	0.50%	0.50%
Simest 3	512	—	December 2022	0.50%	0.50%	—
Finlombarda S.p.A.	83	169	December 2020	0.50%	0.50%	0.50%
Total bank and other borrowings	23,698	12,163
Less: current portion	7,564	3,038
Total long-term portion	$16,134	$9,125

On August 2, 2019, the Company entered into a medium-term financing agreement with UniCredit S.p.A. denominated in Euro for a total of €2.5 million ($2.8 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments starting from February, 2020. The financing will bear interest at a variable rate (Euribor 3 months plus 3.9% spread). The notional amount was fully drawn on the same date.

On July 25, 2019, the Company entered into a medium-term financing agreement with Intesa Sanpaolo S.p.A. denominated in Euro, for a total notional amount of €4.0 million ($4.5 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments starting from October 2019. The financing has a maturity of 48 months from the date of disbursement and bears interest at a variable rate (Euribor 3 months plus 2.6% spread). The total amount was drawn in full on the same date. Proceeds were used to settle the remaining deferred consideration due for the acquisition of Buc Mobile.

On July 23, 2019, the Company entered into a medium-term financing agreement with Banco Popolare di Milano S.p.A. denominated in Euro for a total of €4.0 million ($4.5 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments. The financing has a maturity of 24 months from the date of disbursement and bears interest at a variable rate (Euribor 3 months plus 2.0% spread). The total amount was drawn in full on the same date and proceeds were used to settle the total deferred consideration for the acquisition of Solutions Infini.

On April 30, 2019, the Company entered into a new long-term financing with Banco Popolare di Milano S.p.A., denominated in Euro for a total amount of €1.2 million ($1.3 million at the December 31, 2019 exchange rate), to be repaid in quarterly installments with maturity in June 2023.

On April 10, 2019, the Company entered into a new medium-term financing with UBI Banca S.p.A. denominated in Euro for a total amount of €2.0 million ($2.2 million at December 31, 2019 exchange rate), to be repaid in monthly installments with maturity in April 2021.

On April 10, 2019, the Company entered into a new medium-term financing with Monte dei Paschi di Siena S.p.A., denominated in Euro for a total amount of €600,000 ($673,000 at December 31, 2019 exchange rate), to be repaid in monthly installments with maturity in April 2022.

On January 30, 2019, the Company entered into a new long-term financing with Simest denominated in Euro for a total of €608,000 ($682,000 at the December 31, 2019 exchange rate) to be repaid in quarterly installments with maturity in December 2022.

In connection with the above-mentioned financing agreements entered into in the year ended December 31, 2019, the Company incurred $169,000 of debt issuance costs that will be amortized over the maturity of the respective financing agreements.

On July 23, 2018, Kaleyra S.p.A. entered into a medium-term financing agreement with Intesa Sanpaolo S.p.A. denominated in Euro, for a total notional amount of €1.5 million ($1.7 million at the December 31, 2019 exchange rate) to be repaid in quarterly installments. The financing had an original maturity date of July 31, 2021, which was revised subsequent to year-end to October 2021 (the “Intesa Sanpaolo Facility”). This principal was drawn in full on July 18, 2018 and the proceeds were used to partially finance the acquisition of Buc Mobile.

On July 27, 2017, Kaleyra S.p.A. entered into a long-term financing with UniCredit S.p.A. denominated in Euro to partially finance the various installments of the acquisition of Solutions Infini (the “UniCredit Facility”) for a total of €8.2 million ($9.6 million at the December 31, 2019 exchange rate ), divided into two facilities as follows:

•

a credit facility for a maximum of €4.9 million ($5.7 million at the December 31, 2018 exchange rate) to be repaid in 16 quarterly installments, with maturity in 2022 (“Line A”). The principal of €4.7 million ($5.5 million at the December 31, 2018 exchange rate) was drawn on July 27, 2017 (“Tranche 1”) and on November 15, 2017 an additional €200,000 ($236,000 at the December 31, 2018 exchange rate) in principal was drawn (“Tranche 2”); and

•

a credit facility for a maximum amount of €3.3 million ($3.9 million at the December 31, 2018 exchange rate) to be repaid in quarterly installments, with a maturity date on May 31, 2023, which was revised subsequent to year-end to November 2023 (“Line B”). This principal amount was drawn in full on May 31, 2018.

On February 15, 2017, Kaleyra S.p.A. entered into a medium-term financing agreement with UBI Banca S.p.A. denominated in Euro, for a total of €1.0 million ($1.1 million at the December 31, 2018 exchange rate) to be repaid in 12 quarterly installments with maturity on February 28, 2021 (the “UBI Banca Facility”). This financing was drawn in full on February 27, 2017.

As of December 31, 2019, all of the available long-term facilities were drawn in full.

The above facilities include a series of statements and disclosure obligations, in line with the standard practice for these types of financings, whose breach could result in termination, early repayment or enforcement of acceleration rights. In particular, the UniCredit Facility and the Intesa Sanpaolo Facility include, among other, change of control provisions that may cause the bank to request immediate repayment of the outstanding debt under the relevant facility as a result of such a change of control event.  Upon the consummation of the Business Combination, Kaleyra S.p.A. formally agreed with UniCredit S.p.A. and Intesa Sanpaolo S.p.A. that the Business Combination does not represent a change of control event with respect to the respective outstanding borrowing.

In addition, the above facilities require compliance with certain financial covenants, based on the Kaleyra S.p.A.’s EBITDA, Net Financial Position and Equity. Failure to comply with those financial covenants would result in the immediate repayment of the outstanding debt under the relevant facility.  As of December 31, 2019, the Company is in compliance with all the financial covenants.

Interest expense on bank and other borrowings was of $565,000 for the year ended December 31, 2019 and $322,000 for the year ended December 31, 2018.

As of December 31, 2019, the Company is obliged to make payments as follows (in thousands):

As of December 31, 2019
2020	$7,564
2021	8,031
2022	5,254
2023	2,849
Total	$23,698